Statement of Changes in Net Assets Available for Benefits - EBP 002 $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
Investment income:
Net appreciation in fair value of investments	$ 11,351
Dividends and interest	3,518
Total investment income	14,869
Interest income on notes receivable from participants	102
Contributions:
Employer contributions	3,255
Participant contributions	5,137
Participant rollovers	783
Total contributions	9,175
Total additions	24,146
Deductions:
Administrative expenses	114
Benefits paid to participants	9,940
Total deductions	10,054
Net increase	14,092
Net assets available for benefits - December 31, 2024	121,461
Net assets available for benefits - December 31, 2025	$ 135,553